EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
EMPLOYEE DEFINED CONTRIBUTION PLAN
Amounts of employee benefits expensed	$ 33,759	¥ 219,646	¥ 220,952	¥ 143,166